Participative shareholders' debentures (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial results	$ (175)	$ (179)	$ 659
Liability related to debenture	$ 2,217	$ 2,874	$ 2,725
BRL [Member]
IfrsStatementLineItems [Line Items]
Average Price Per Debenture	$ 35.33	$ 35.80	$ 36.59